LOANS AND OTHER FINANCING (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
LOANS AND OTHER FINANCING
Total eventual responsibility	$ 175,813,261	$ 242,765,227
Other guarantees granted
LOANS AND OTHER FINANCING
Total eventual responsibility	110,358,739	203,314,067
Responsibilities for foreign trade loans
LOANS AND OTHER FINANCING
Total eventual responsibility	28,916,698	27,841,210
Documentary loans
LOANS AND OTHER FINANCING
Total eventual responsibility	15,781,305	10,369,477
Overdrafts
LOANS AND OTHER FINANCING
Total eventual responsibility	$ 20,756,519	$ 1,240,473